16. EVENT AFTER THE REPORTING PERIOD (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 $ / shares shares
Major ordinary share transactions
Finders Fees Paid | $	$ 24,640
Finders Warrants Issued | shares	123,200
Subsequent Event 1
Description of nature of non-adjusting event after reporting period	Company completed a non-brokered private placement in two tranches closing October 19, 2023 and December 28
Shares, Issued | shares			2,700,000
Sale of Stock, Price Per Share | $ / shares			$ 0.2
Stock Issued | $		$ 540,000
Subsequent Event 2
Shares, Issued | shares			2,300,000
Sale of Stock, Price Per Share | $ / shares			$ 0.2
Stock Issued | $		$ 460,000